Share-Based Compensation	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
SHARE-BASED COMPENSATION
11. SHARE-BASED COMPENSATION

(a) Employee Stock Option Plan

On August 8, 2017, the Company adopted the 2017 Employee Stock Option Plan (“PRC Plan” or “2017 Plan”), which was replaced by the Amended and Restated 2017 Employee Stock Option Plan (“Global Plan”) on April 15, 2019 to reserve a pool of 4,388,060 shares of the Company’s ordinary shares to be granted to the officers, directors, employees and consultants of the Company as part of the Reorganization. The replacement of PRC Plan with Global Plan and revocation of the original 2017 Plan are viewed as having no accounting impacts as the 2017 Plan has remained effective throughout and there’s essentially no change but merely just to change the form of the plan due to the Reorganization. In July 2020, the Company adopted the Second Amended and Restated Employee Stock Option Plan (“the Second Global Plan”) and increased the maximum number of shares issuable to 7,388,060. In October 2020, the Company adopted the Third Amended and Restated Employee Stock Option Plan (“the Third Global Plan”) and increased the maximum number of shares issuable to 10,216,234. The terms of the Second Global Plan and the Third Global Plan are substantially the same other than the maximum aggregate number of shares the Company may issue under the respective plan.
Share options granted will be exercisable upon the Company completes a listing and the grantee renders service to the Company in accordance with a stipulated service. Grantees are generally subject to a four-year vesting schedule, under which the shares vest in four equal instalments over the four years. The share option, to the extent then vested, shall become exercisable only upon the earlier of (i) a listing,
or
(ii) a sale of all or substantially all of the issued share capital of the Company,
or
(iii) a sale by the Company of all or substantially all of its assets (but excluding any internal reorganization).
Prior to the Company completes a listing, all share options granted to a grantee shall be forfeited at the time the grantee terminates his service with the Group. After the Company completes a listing, vested options not exercised by a grantee shall be exercised until later of: (i) 90 days after the date when the options become exercisable, or (ii) 3 months after the date of cessation of employment or directorship, or such longer period as the Board may determine. The share option awards shall expire no more than 10 years from their grant dates (“Option Period”). If a listing is not achieved, a share option will lapse automatically upon the expiry of the Option Period.

In December 2020, the Company adopted 2020 Share Incentive Plan (the “2020 Plan”), which will become effective immediately prior to the completion of the Company’s IPO. Under the 2020 Plan, the maximum aggregate number of ordinary shares available for issuance shall initially be three percent (3%) of the ordinary shares of the Company outstanding immediately upon completion of the Company’s IPO. Subsequently, the maximum aggregate number of ordinary shares available for issuance will be increased on an annual basis on the first calendar day of the fiscal year to be the lesser of a number determined by the board of directors or one percent (1%) of the total issued and outstanding ordinary shares on the last day of the immediately preceding fiscal year. The 2020 Plan is governed by the Company’s board of directors or a designated committee and permits various types of awards to be granted to eligible persons under specific terms and vesting schedule evidenced by an award agreement.

The following table sets forth the share options activities for the years ended December 31, 2019, 2020 and 2021:

	Number of Options	Weighted–Average Exercise Price	Weighted–Average Grant Date Fair Value	Weighted–Average Grant Date Fair Value	Weighted–Average Remaining Contractual Term	Aggregate Intrinsic Value
		US$ per option	US$ per option	RMB per option	Years	RMB

Outstanding at January 1, 2019	1,907,500	0.30	0.24	1.59	9.33	3,798
Granted	941,814	1.06	0.38	2.65	—	—
Forfeited	(92,190)	0.71	0.30	2.06	—	—

Outstanding at January 1, 2020	2,757,124	0.55	0.28	1.93	8.67	7,728
Granted	5,198,298	1.65	0.56	3.92	—	—
Forfeited	(545,823)	0.71	0.37	2.56	—	—

Outstanding at January 1, 2021	7,409,599	1.32	0.47	3.28	8.89	112,024
Granted	6,503,323	1.82	1.74	11.22	—	—
Forfeited	(280,222)	1.47	0.95	6.31	—	—
Exercised	(530,110)	0.51	0.28	1.89	—	—

Outstanding at December 31, 2021	13,102,590	1.60	1.10	7.21	8.86	12,335

Vested and expected to vest at December 31, 2021	13,102,590	1.60	1.10	7.21	8.86	12,335

Exercisable at December 31, 2021	2,976,223	0.93	0.69	4.66	7.79	7,138

Fair value of share options
The fair value of options was determined using the binomial option valuation model, with the assistance from an independent third-party appraiser. The binomial model requires the input of subjective assumptions, including the expected volatility, the exercise multiple, the risk-free rate and the dividend yield. For expected volatility, the Group has made reference to historical volatility of several comparable companies in the same industry. The exercise multiple was estimated as the average ratio of the stock price to the exercise price of when employees would decide to voluntarily exercise their vested options. The risk-free rate for periods within the contractual life of the options is based on the market yield of U.S. Treasury Strips plus China country risk premium with a maturity life equal to the remaining maturity life of the options as of the valuation date, sourced from Bloomberg. The dividend yield is based on our expected dividend policy over the contractual life of the options.

Fair value of share options (Continued)

The assumptions used to estimate the fair value of the share options granted are as follows:

	For the year ended December 31, 2019	For the year ended December 31, 2020	For the year ended December 31, 2021
Risk-free interest rate	2.9%-3.1%	1.6%-2.1%	1.1%-1.8%
Dividend yield	0%	0%	0%
Expected volatility range	53.7%-54.3%	54.9%-58.1%	52.2%-56.4%
Exercise multiple	2.20	2.20-2.80	2.20-2.80
Contractual life	10 years	10 years	10 years
Since the exercisability was dependent upon the listing, and it was not probable that this performance condition could be achieved until a listing, no share-based compensation expense was recorded for the years ended December 31, 2019 and 2020. The Group has recognized RMB36,004 share-based compensation expenses relating to options vested for the year ended December 31, 2021.

(b) Restricted Shares Units
During the year ended December 31, 2021, the Company granted 1,494,650 restricted shares units (“RSUs”) to employees, directors and consultants under the 2020 Plan.
The Company measured the fair value of the RSUs based on the Company’s stock price on the date of the award grant. As of December 31, 2021, 1,373,820 RSUs were vested, the Company recognized the share-based compensation expense of RMB24,380 for the year ended December 31, 2021.
Share-based compensation expenses related to RSUs were included in:

	As of December 31,
	2021
	RMB	US$ (Note 2)
Research and development expenses	4,052	636
Administrative expenses	20,328	3,190

	24,380	3,826